Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interest	Capital reserves from transactions with controlling shareholders	Currency translation differences	Warrants	Accumulated deficit	Total	Non-controlling interests	Total
Beginning balance at Dec. 31, 2018	$ 20,924	$ 48,942	$ 1,271	$ 538		$ 538	$ (1,117)		$ (62,479)	$ 8,079		$ 8,079
Loss for the period												(1,804)
Other comprehensive income (loss)
Total comprehensive loss for the period									(1,804)			(1,804)
TRANSACTIONS WITH SHAREHOLDERS:
Stock-based compensation in connection with options granted to employees and service providers			166									166
Expiration of options granted previously to employees and service providers		179	(179)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		179	(13)									166
Ending balance at Jun. 30, 2019	20,924	49,121	1,258			538	(1,117)		(64,283)			6,441
Beginning balance at Dec. 31, 2018	20,924	48,942	1,271	538		$ 538	(1,117)		(62,479)	8,079		8,079
Loss for the period									(14,178)	(14,178)		(14,178)
Other comprehensive income (loss)				(13)			(28)			(41)		(41)
Total comprehensive loss for the period				(13)			(28)		(14,178)	(14,219)		(14,219)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	1,878	(1,248)						197		827		827
Share in capital reserve of an associate					47					47		47
Stock-based compensation in connection with options granted to employees and service providers			259							259		259
Expiration of options granted previously to employees and service providers		179	(179)
Transactions with non-controlling interest					11,714					11,714	1,424	13,138
TOTAL TRANSACTIONS WITH SHAREHOLDERS	1,878	(1,069)	80		11,761			197		12,847	1,424	14,271
Ending balance at Dec. 31, 2019	22,802	47,873	1,351	525	11,761		(1,145)	197	(76,657)	6,707	1,424	8,131
Loss for the period									(2,553)	(2,553)	(1,046)	(3,599)
Other comprehensive income (loss)							4			4		4
Total comprehensive loss for the period							4		(2,553)	(2,549)	(1,046)	(3,595)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	3,262	(2,505)						3,632		4,389		4,389
Exercise of warrant, net	9,950	(7,186)						(2,027)		737		737
Issuance of shares and warrants by the Subsidiary					1,045					1,045	1,813	2,858
Conversion into shares and warrants of loan granted to the Subsidiary					(136)						136
Stock-based compensation in connection with options granted to employees and service providers			53							53	864	917
Expiration of options granted previously to employees and service providers		28	(28)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	13,212	(9,663)	25		909			1,605		6,088	2,813	8,901
Ending balance at Jun. 30, 2020	$ 36,014	$ 38,210	$ 1,376	$ 525	$ 12,670		$ (1,141)	$ 1,802	$ (79,210)	$ 10,246	$ 3,191	$ 13,437